Tax matters (Tables)	12 Months Ended
Dec. 31, 2017
Tax matters
Schedule of income taxes

	2017	2016	2015
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge/(credit)	30,491	(14,885)	42,544
Adjustments in current income tax in respect of prior years	753	1,220	—
Total	31,244	(13,665)	42,544

Deferred tax
Origination and reversal of temporary differences	(14,857)	(33,030)	7,398
Impact of tax rate changes	(31,688)	—	—
Adjustments in deferred tax in respect of prior years	480	—	—
	(46,065)	(33,030)	7,398

	(14,821)	(46,695)	49,942

Schedule of statutory income tax rate

	2017	2016	2015
	US$'000	US$'000	US$'000
Accounting profit/(loss) before income tax	(20,643)	(405,308)	(8,530)
At weighted effective tax rate of 31% (2016: 31% and 2015: 28%)	(6,399)	(125,645)	(2,388)
	—	—
Other non-taxable income/(expenses)	18,374	81,648	19,454
Movements in unprovided deferred tax	7,138	15,326	35,754
US tax rate change	(31,257)	—	—
Differing territorial tax rates	2	(22,949)	4,859
Adjustments in respect of prior periods	1,233	—	—
Other items	(845)	890	—
Permanent differences	(227)	5,196	(4,799)
Incentives and deductions	(3,188)	(1,161)	(2,938)
Total State, Local and Other taxes	348	—	—
Income tax (expense)/benefit	(14,821)	(46,695)	49,942

Schedule of changes in deferred tax assets and liabilities

	Deferred Tax	Deferred Tax
	Assets	Liabilities
	US$'000	US$'000
Balance at January 1, 2016	39,070	191,748
Increases	27,920	9,150
Business combination (Note 5)	337	—
Decreases	(21,056)	(62,128)
Exchange differences	(1,321)	765
Balance at December 31, 2016	44,950	139,535
Discontinued operations	1,948	11,667
Increase	10,805	14,643
Decrease	(4,346)	(47,665)
Exchange differences	2,491	(2,463)
Balance at December 31, 2017	55,848	115,717

Schedule of significant components of deferred tax assets and liabilities

	2017	2016
	US$'000	US$'000
Deferred tax assets:
Non-current assets	465	8,822
Provisions	25,534	15,418
Depreciation and amortization charge	6,598	807
Hedging instruments	1,239	199
Tax losses, incentives, reductions and credits carryforwards	20,723	19,391
Other	1,289	313
Total	55,848	44,950
Deferred tax liabilities:
Non-current assets	8,428	—
Depreciation and amortization charge	86,356	132,481
Inventories	243	1,441
Other	20,690	5,613
Total	115,717	139,535

Net Total Deferred Tax Asset / (Liability)	(59,869)	(94,585)

Presented in the statement of financial position as follows:
Deferred tax assets	5,273	44,950
Deferred tax liabilities	65,142	139,535

Net Total Deferred Tax Asset / (Liability)	(59,869)	(94,585)